Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable and accrued liabilities [Text Block]

9      Accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021
Project related accounts payables, and other accounts payable	$1,383,706	$1,389,038
Accrued liabilities	3,472,041	4,147,032
Total accounts payable and accrued liabilities	$4,855,747	$5,536,070

During the year ended December 31, 2022, the Company reversed $1,098 (December 31, 2021- $31,329) in accounts payable related to amounts that were no longer payable.